SCHEDULE OF STATEMENT OF INCOME (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Income Tax Disclosure [Abstract]
Current	$ (1,282)	$ (10,000)	$ 462,004	$ 431,511
Deferred	50,224	391,820	(391,820)
Income tax expense benefit	48,942	381,820	70,184	431,511
Income tax expense benefit	$ 48,942	$ 381,820	$ 70,184	$ 431,511